DECHERT LLP
1095 Avenue of the Americas
New York, NY 10036

September 10, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Office of Filings, Information & Consumer Services

RE:	Global X Funds (“Trust”) File Nos. 333-151713, 811-22209
Post-Effective Amendment No. 3

Ladies and Gentlemen:

Included herewith for filing on behalf of the Trust, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is one copy of Post-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A (“Amendment”).  The Amendment is being filed for the purpose of registering thirteen new series to the Trust.

No fee is required in connection with this filing.  If you have any questions relating to this filing, please do not hesitate to contact me at (212) 641-5691.

Sincerely,

/s/ Kevin M. Bopp